Note 31 - Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Note 31 - Related party transactions
Disclosure of transactions between related parties [text block]
		Year ended December 31,
(i)	Transactions	2025	2024	2023
	(a) Sales of goods, services and other transactions
	Sales of goods to associated companies	16,373	37,551	56,152
	Sales of goods to other related parties	117,918	83,250	121,679
	Sales of services and others to associated companies	5,208	3,456	1,564
	Sales of services and others to joint ventures	144	139	135
	Sales of services and others to other related parties	127,875	127,940	109,553
		267,518	252,336	289,083
	(b) Purchases of goods, services and other transactions
	Purchases of goods to associated companies	183,968	154,772	324,556
	Purchases of goods to joint ventures	67,382	23,466	72,741
	Purchases of goods to other related parties	30,037	70,425	61,366
	Purchases of services and others to associated companies	16,676	17,544	13,349
	Purchases of services and others to other related parties	50,081	55,576	76,751
		348,144	321,783	548,763
	(c) Financial Results
	Income from joint ventures	5,924	6,218	5,645
		5,924	6,218	5,645

	(d) Dividends
	Dividends received from associated companies	62,022	71,211	69,216
	Dividends distributed to Techint Holdings S.àr.l.	606,564	478,115	385,347

		Year ended December 31,
(ii)	Period-end balances	2025	2024
	(a) Arising from sales / purchases of goods / services and other transactions
	Receivables from associated companies	4,641	3,133
	Receivables from joint ventures	69,447	68,759
	Receivables from other related parties	45,476	47,713
	Payables to associated companies	(22,214)	(23,531)
	Payables to joint ventures	(6,892)	(52)
	Payables to other related parties	(8,196)	(12,165)
		82,262	83,857
	(b) Financial debt
	Finance lease liabilities from associated companies	(857)	(1,026)
	Finance lease liabilities from other related parties	(1,589)	(260)
		(2,446)	(1,286)